Significant Accounting Policies and Practices - Schedule of Property and Equipment Estimated Useful Lives (Details)	Jun. 30, 2025	Dec. 31, 2024
Furniture and fixtures [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life (Years)	5 years	5 years
Leasehold improvements [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life (Years)	3 years	3 years